UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	25

Fund Information	27

Director Approval of Advisory Agreements	28

Directors and Officers	31

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis Global Fund’s Class A shares delivered a negative return on net asset value of 16.72% for the six-month period ended April 30, 20081. Over the same time period, the Morgan Stanley Capital International World Index2 (“Index”) declined 9.37%. The economic sector3 within the Index that turned in the strongest performance over the six-month period was energy. The economic sectors that turned in the weakest performance over the six-month period were financials, consumer discretionary, and information technology. The Fund had approximately 73% of its assets invested in foreign companies, 22% in U.S. companies, and 5% in cash as of April 30, 2008.

Key Contributors to Performance

While financial companies turned in the poorest performance of any economic sector in the Index, and the Fund’s financial companies, as a whole, detracted from performance (down 16% versus down 15% for the Index), three of the Fund’s top five contributors4 to performance were financial companies. Shinsei Bank5, Merrill Lynch, and Mitsubishi Estate all turned in positive performance.

While the materials economic sector of the Index was basically flat for the six-month period, Rio Tinto was the single largest contributor to the Fund’s performance.

Key Detractors from Performance

The weak performance of the Fund’s industrial companies (down 28% versus down 9% for the Index), along with a larger investment in this sector (21% versus 11% for the Index) caused industrial companies to be the largest detractors from the Fund’s performance. Clark Holdings, Harbin Power Equipment, Shanghai Electric, and China Merchants Holdings were among the most important detractors from performance.

The Fund had more invested in financial companies than in any other economic sector (28% versus 22% for the Index) and this investment in a poorly performing sector resulted in financial companies being the second most important detractors from performance. Turkiye Garanti Bankasi, Ambac Financial Group, and China Merchants Bank were among the most important detractors from performance.

_________________________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

From its inception date in December 2004 until January 2007, shares of Davis Global Fund were not available for public sale. Only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares.

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Global Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, (7) selection risk, and (8) emerging market risk. See the prospectus for a full description of each risk.

1           Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total gross annualized operating expense ratio for Davis Global Fund Class A as of April 30, 2008 was 1.31% (net: 1.30%). The total annual operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended April 30, 2008.

	One Year	Three Years	Fund Inception (12/22/04)
Davis Global Fund A without sales charge	(0.62)%	17.18%	15.19%
Davis Global Fund A with 4.75% sales charge	(5.33)%	15.28%	13.53%
MSCI World Index	(2.47)%	12.36%	10.27%

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratio. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

2       The Morgan Stanley Capital International (MSCI) World Index is an unmanaged capitalization-weighted measure of stock markets from North America, Europe, Australia, and Asia. The MSCI World Index includes all 23 MSCI developed market countries. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

3       The companies included in the Morgan Stanley Capital International World Index are divided into ten economic sectors. One or more industry groups make up an economic sector.

4       A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5       This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis Global Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS GLOBAL FUND

FUND OVERVIEW

At April 30, 2008 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	MSCI World
Common Stock (Foreign)	72.87%	Media	12.80%	2.32%
Common Stock (U.S.)	21.64%	Transportation	12.24%	2.09%
Stock Rights	0.03%	Diversified Financials	8.57%	5.89%
Short Term Investments	5.19%	Capital Goods	8.49%	8.75%
Other Assets & Liabilities	0.27%	Food, Beverage & Tobacco	8.01%	5.05%
	100.00%	Banks	7.98%	9.37%
		Real Estate	7.82%	2.32%
		Insurance	6.98%	4.71%
		Technology	6.67%	10.67%
		Materials	4.71%	7.92%
		Telecommunication Services	3.78%	4.53%
		Other	3.43%	13.90%
		Health Care	3.34%	8.42%
		Energy	3.14%	11.83%
		Automobiles & Components	2.04%	2.23%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Long Term Portfolio)		(% of Fund’s Net Assets)

United States	22.89%	Google Inc., Class A	4.83%
China	14.22%	Kuehne & Nagel International AG,
Switzerland	8.73%	Registered	3.80%
Netherlands	7.97%	China Merchants Bank Co., Ltd. - H	3.36%
United Kingdom	7.34%	Grupo Televisa S.A., ADR	3.20%
Japan	5.90%	Tenaris S.A., ADR	2.97%
Mexico	5.86%	Heineken Holding NV	2.52%
Canada	3.99%	Power Corp. of Canada	2.42%
Germany	3.67%	America Movil SAB de C.V., Series L, ADR	2.34%
Belgium	3.47%	News Corp., Class A	2.23%
Argentina	3.14%	Koninklijke (Royal) Philips Electronics NV,
France	2.72%	NY Shares	2.16%
Hong Kong	2.16%
Turkey	1.42%
Australia	1.22%
Austria	1.16%
Brazil	1.10%
Finland	1.00%
Ireland	0.74%
Taiwan	0.70%
South Korea	0.60%
	100.00%

DAVIS GLOBAL FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/07)	(04/30/08)	(11/01/07-04/30/08)
Class A
Actual	$1,000.00	$832.76	$5.92
Hypothetical	$1,000.00	$1,018.40	$6.52
Class B
Actual	$1,000.00	$828.76	$10.46
Hypothetical	$1,000.00	$1,013.43	$11.51
Class C
Actual	$1,000.00	$828.77	$10.23
Hypothetical	$1,000.00	$1,013.67	$11.27
Class Y
Actual	$1,000.00	$833.57	$4.79
Hypothetical	$1,000.00	$1,019.64	$5.27

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See page 7 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended April 30, 2008 are as follows:

Annualized Expense Ratio**

Class A	1.30%
Class B	2.30%
Class C	2.25%
Class Y	1.05%

** The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

DAVIS GLOBAL FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 11/01/07 to 04/30/08.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15 charged on retirement plan accounts is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15 charged on retirement plan accounts is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (94.51%)
Consumer Discretionary – (15.68%)
Automobiles & Components – (1.93%)
17,440	Daimler AG, Registered (Germany)	$1,359,679
3,560	Porsche AG (Germany)	658,491

		2,018,170

Consumer Durables & Apparel – (1.65%)
23,747	Hunter Douglas NV (Netherlands)	1,483,191
3,248	Mohawk Industries, Inc. *	247,465

		1,730,656

Media – (12.10%)
63,110	Comcast Corp., Special Class A	1,276,400
135,770	Grupo Televisa S.A., ADR (Mexico)	3,350,803
18,150	Lagardere S.C.A. (France)	1,309,040
28,773	Liberty Global, Inc., Series C *	955,839
130,723	News Corp., Class A	2,339,942
97,088	Virgin Media Inc.	1,252,921
177,467	WPP Group PLC (United Kingdom)	2,182,425

		12,667,370

	TOTAL CONSUMER DISCRETIONARY	16,416,196

Consumer Staples – (7.58%)
Food, Beverage & Tobacco – (7.58%)
40,665	Diageo PLC (United Kingdom)	835,225
51,309	Heineken Holding NV (Netherlands)	2,643,844
235	Japan Tobacco Inc. (Japan)	1,143,530
584	Lindt & Spruengli AG (Switzerland)	1,803,600
44,860	Unilever NV, NY Shares (Netherlands)	1,504,604

		7,930,803

	TOTAL CONSUMER STAPLES	7,930,803

Energy – (2.97%)
58,635	Tenaris S.A., ADR (Argentina)	3,108,241

	TOTAL ENERGY	3,108,241

Financials – (29.61%)
Banks – (7.55%)
	Commercial Banks – (7.55%)
1,584,000	China CITIC Bank - H* (China)	1,048,798
840,500	China Merchants Bank Co., Ltd. - H (China)	3,515,947
15,449	Erste Bank der oesterreichischen Sparkassen AG (Austria)	1,150,660
178,820	Shinsei Bank, Ltd. (Japan)	787,609
260,650	Turkiye Garanti Bankasi A.S. (Turkey)	1,400,245

		7,903,259

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock – (Continued)
Financials – (Continued)
Diversified Financials – (8.07%)
Capital Markets – (1.90%)
53,140	E*TRADE Financial Corp. *	$211,763
23,000	Merrill Lynch & Co., Inc.	1,146,090
18,670	UBS AG, Registered (Switzerland)	630,652

		1,988,505

Diversified Financial Services – (6.17%)
15,506	Groupe Bruxelles Lambert S.A. (Belgium)	1,976,172
30,000	Oaktree Capital Group LLC, Class A (a)	840,000
19,076	Pargesa Holdings S.A., Bearer Shares (Switzerland)	2,194,527
110,175	RHJ International* (Belgium)	1,453,678

		6,464,377

		8,452,882

Insurance – (6.60%)
	Life & Health Insurance – (3.13%)
11,153	AFLAC Inc.	743,570
72,310	Power Corp. of Canada (Canada)	2,535,984

		3,279,554

	Multi-line Insurance – (1.39%)
31,509	American International Group, Inc.	1,455,716

	Property & Casualty Insurance – (2.08%)
73,500	Ambac Financial Group, Inc.	340,305
26,360	Millea Holdings, Inc. (Japan)	1,117,927
73,590	NIPPONKOA Insurance Co., Ltd. (Japan)	716,898

		2,175,130

		6,910,400

Real Estate – (7.39%)
157,540	Brixton PLC (United Kingdom)	934,229
33,720	Derwent London PLC (United Kingdom)	897,739
23,710	Digital Realty Trust, Inc.	918,763
20,860	Forest City Enterprises, Inc., Class A	770,568
398,000	Hang Lung Group Ltd. (Hong Kong)	2,142,407

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock – (Continued)
Financials – (Continued)
Real Estate – (Continued)
36,000	Mitsubishi Estate Co., Ltd. (Japan)	$1,045,535
40,800	Mitsui Fudosan Co., Ltd. (Japan)	1,027,995

		7,737,236

	TOTAL FINANCIALS	31,003,777

Health Care – (3.16%)
Health Care Equipment & Services – (2.27%)
22,232	Essilor International S.A. (France)	1,386,832
18,658	IDEXX Laboratories, Inc. *	992,512

		2,379,344

Pharmaceuticals, Biotechnology & Life Sciences – (0.89%)
13,870	Johnson & Johnson	930,538

	TOTAL HEALTH CARE	3,309,882

Industrials – (19.85%)
Capital Goods – (8.03%)
136,780	Blount International, Inc. *	1,691,969
776,000	Harbin Power Equipment Co. Ltd. - H (China)	1,320,359
60,091	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	2,257,018
2,716,000	Shanghai Electric Group Co. Ltd. - H (China)	1,526,479
13,660	Siemens AG, Registered (Germany)	1,611,864

		8,407,689

Commercial Services & Supplies – (0.24%)
133,701	Rentokil Initial PLC (United Kingdom)	255,204

Transportation – (11.58%)
105,460	Asciano Group (Australia)	399,001
434,574	China Merchants Holdings International Co., Ltd. (China)	2,236,120
664,000	China Shipping Development Co. Ltd. - H (China)	2,228,059
316,600	Clark Holdings, Inc. *	937,136
422,400	Cosco Pacific Ltd. (China)	798,930
36,995	Kuehne & Nagel International AG, Registered (Switzerland)	3,984,599
26,900	Ryanair Holdings PLC, ADR* (Ireland)	728,990
108,209	Toll Holdings Ltd. (Australia)	809,615

		12,122,450

	TOTAL INDUSTRIALS	20,785,343

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
Common Stock – (Continued)
Information Technology – (6.30%)
Software & Services – (5.35%)
8,811	Google Inc., Class A *	$5,062,580
19,786	Iron Mountain Inc. *	543,522

		5,606,102

Technology Hardware & Equipment – (0.95%)
33,060	Nokia Oyj, ADR (Finland)	994,114

	TOTAL INFORMATION TECHNOLOGY	6,600,216

Materials – (4.45%)
27,609	BHP Billiton PLC (United Kingdom)	988,110
34,140	Companhia Vale do Rio Doce, ADR (Brazil)	1,087,018
9,991	Rio Tinto PLC (United Kingdom)	1,174,227
93,370	Sino-Forest Corp.* (Canada)	1,413,854

	TOTAL MATERIALS	4,663,209

Telecommunication Services – (3.57%)
42,333	America Movil SAB de C.V., Series L, ADR (Mexico)	2,453,621
27,182	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	693,413
26,343	SK Telecom Co., Ltd., ADR (South Korea)	594,561

	TOTAL TELECOMMUNICATION SERVICES	3,741,595

Utilities – (1.34%)
368,000	China Resources Power Holdings Co. Ltd. (China)	934,975
960,000	Guangdong Investment Ltd. (China)	470,567

	TOTAL UTILITIES	1,405,542

	Total Common Stock – (Identified cost $99,368,963)	98,964,804

Stock Rights – (0.03%)
Financials – (0.03%)
Diversified Financials – (0.03%)
	Capital Markets – (0.03%)
18,670	UBS AG, Registered* (Switzerland)	31,533

	Total Stock Rights – (Identified cost $48,102)	31,533

Short Term Investments – (5.19%)
$1,578,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $1,578,088
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 4.00%-6.75%, 06/12/09-01/01/38, total market value $1,609,560)	1,578,000

DAVIS GLOBAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

April 30, 2008 (Unaudited)

Principal	Security	Value (Note 1)
Short Term Investments – (Continued)
$1,578,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $1,578,088
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 03/01/35, total market value $1,609,560)	$1,578,000
1,368,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $1,368,076
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 0.00%-15.00%, 04/15/17-05/01/38, total market value $1,395,360)	1,368,000
913,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $913,051
	(collateralized by: US Government agency mortgages in a pooled cash account, 4.50%-7.50%, 03/01/18-04/01/38, total market value $931,260)	913,000

	Total Short Term Investments – (identified cost $5,437,000)	5,437,000

	Total Investments - (99.73%) – (identified cost $104,854,065) (b)	104,433,337
	Other Assets Less Liabilities - (0.27%)	287,026

	Net Assets - (100.00%)	$104,720,363

ADR: American Depository Receipt

*	Non-Income producing security.

(a)	Illiquid Security - See Note 8 of the Notes to Financial Statements.

(b)	Aggregate cost for Federal Income Tax purposes is $105,412,991. At April 30, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$9,368,156
Unrealized depreciation	(10,347,810)

Net unrealized depreciation	$(979,654)

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost of $104,854,065)	$104,433,337
Cash	1,106
Receivables:
Dividends and interest	58,599
Capital stock sold	528,806
Prepaid expenses	2,380
Due from adviser	3,900
Total assets	105,028,128

LIABILITIES:
Payables:
Capital stock redeemed	162,037
Accrued management fees	63,252
Accrued transfer agent fees	23,704
Other accrued expenses	28,871
Distribution and service plan fees (Note 4)	29,901
Total liabilities	307,765
NET ASSETS	$104,720,363

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$340,748
Additional paid-in capital	106,047,727
Accumulated net investment loss	(592,261)
Accumulated net realized loss from investments and foreign currency transactions	(654,756)
Net unrealized depreciation on investments and foreign currency transactions	(421,095)
Net Assets	$104,720,363

DAVIS GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES – (Continued)

At April 30, 2008 (Unaudited)

CLASS A SHARES
Net assets	$60,957,199
Shares outstanding	3,955,554
Net asset value and redemption price per share	$15.41
Maximum offering price per share (100/95.25 of $15.41)*	$16.18

CLASS B SHARES
Net assets	$6,421,836
Shares outstanding	420,694
Net asset value, offering, and redemption price per share	$15.26

CLASS C SHARES
Net assets	$22,040,397
Shares outstanding	1,444,582
Net asset value, offering, and redemption price per share	$15.26

CLASS Y SHARES
Net assets	$15,300,931
Shares outstanding	994,124
Net asset value, offering, and redemption price per share	$15.39

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008 (Unaudited)

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $53,350)		$538,870
Interest		115,870
Total income		654,740

Expenses:
Management fees (Note 3)	$350,866
Custodian fees	51,484
Transfer agent fees:
Class A	27,510
Class B	8,395
Class C	20,179
Class Y	2,328
Audit fees	9,600
Accounting fees (Note 3)	3,000
Legal fees	77
Reports to shareholders	25,044
Directors’ fees and expenses	714
Registration and filing fees	44,558
Miscellaneous	7,717
Payments under distribution plan (Note 4):
Class A	44,818
Class B	31,128
Class C	101,268
Total expenses		728,686
Expenses paid indirectly (Note 6)		(1,096)
Reimbursement of expenses by adviser (Note 3)		(3,900)
Net expenses		723,690
Net investment loss		(68,950)

Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss from:
Investment transactions		(651,588)
Foreign currency transactions		(2,933)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions		(16,024,463)
Net realized and unrealized loss on investments and foreign currency		(16,678,984)
Net decrease in net assets resulting from operations		$(16,747,934)

See Notes to Financial Statements

DAVIS GLOBAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	April 30, 2008 (Unaudited)	Year ended October 31, 2007
Operations:
Net investment income (loss)	$(68,950)	$52,466
Net realized gain (loss) from investments and foreign
currency transactions	(654,521)	465,147
Net change in unrealized appreciation (depreciation) on
investments and foreign currency transactions	(16,024,463)	12,001,199
Net increase (decrease) in net assets resulting from operations	(16,747,934)	12,518,812

Dividends and Distributions to
Shareholders From:
Net investment income:
Class A	(280,005)	(268,562)
Class B	–	(8)
Class C	–	(8)
Class Y	(11,898)	–

Realized gains from investment transactions:
Class A	(319,374)	(78,735)
Class B	(36,207)	(6)
Class C	(112,007)	(6)
Class Y	(7,974)	–

Capital Share Transactions:
net increase in assets resulting from capital share
transactions (Note 5):
Class A	16,707,183	28,566,369
Class B	1,955,959	5,230,887
Class C	7,973,733	16,044,392
Class Y	15,921,843	945,105

Total increase in net assets	25,043,319	62,958,240

Net Assets:
Beginning of period	79,677,044	16,718,804
End of period*	$104,720,363	$79,677,044

*Including accumulated net investment loss of	$(592,261)	$(231,408)

See Notes to Financial Statements

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale. Only the directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase Fund shares. The Fund offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements, until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of April 30, 2008, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2008 were $45,948,964 and $1,487,098, respectively.

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended April 30, 2008 approximated 0.75% (annualized) of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended April 30, 2008 amounted to $4,749. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is paid for certain accounting services. The fee for the six months ended April 30, 2008 amounted to $3,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%; Class Y shares, 1.05%). During the six months ended April 30, 2008, such reimbursements amounted to $1,100, $500, and $2,300 for Class A, B, and Y, respectively. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended April 30, 2008, Davis Distributors, LLC, the Fund’s Underwriter (the “Underwriter” or “Distributor”) received $206,684 from commissions earned on sales of Class A shares of the Fund, of which $32,091 was retained by the Underwriter and the remaining $174,593 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund’s registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Fund for the six months ended April 30, 2008 was $44,818.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, (“FINRA”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution plan, plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended April 30, 2008, Class B shares of the Fund made distribution plan payments, which included distribution fees of $23,384 and service fees of $7,744.

Commission advances by the Distributor during the six months ended April 30, 2008 on the sale of Class B shares of the Fund amounted to $27,254, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $51,779 representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended April 30, 2008, the Distributor received $3,700 in contingent deferred sales charges from Class B shares of the Fund.

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES – (Continued)

During the six months ended April 30, 2008, Class C shares of the Fund made distribution plan payments, which included distribution fees of $75,951 and service fees of $25,317.

Commission advances by the Distributor during the six months ended April 30, 2008, on the sale of Class C shares of the Fund amounted to $45,933, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $1,058,048 representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and the cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon the redemption of certain Class C shares of the Fund within the first year of the original purchase. During the six months ended April 30, 2008, the Distributor received $2,806 in contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 – CAPITAL STOCK

At April 30, 2008, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis Global Fund. Transactions in capital stock were as follows:

Class A
	Six months ended
	April 30, 2008 (Unaudited)		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	1,390,974	$22,672,141	1,755,881	$29,112,167
Shares issued in reinvestment
of distributions	34,091	587,321	23,875	346,310
	1,425,065	23,259,462	1,779,756	29,458,477
Shares redeemed	(416,482)	(6,552,279)[1]	(53,287)	(892,108)[1]
Net increase	1,008,583	$16,707,183	1,726,469	$28,566,369

[1] Net of redemption fees of $12,551 for the six months ended April 30, 2008 and $810 for the year ended October 31, 2007.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

Class B
	Six months ended
	April 30, 2008 (Unaudited)		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	240,726	$3,893,513	320,995	$5,472,324
Shares issued in reinvestment
of distributions	1,988	34,372	1	14
	242,714	3,927,885	320,996	5,472,338
Shares redeemed	(128,394)	(1,971,926)[1]	(14,722)	(241,451)[1]
Net increase	114,320	$1,955,959	306,274	$5,230,887

[1] Net of redemption fees of $93 for the six months ended April 30, 2008 and $432 for the year ended October 31, 2007.

Class C
	Six months ended
	April 30, 2008 (Unaudited)		Year ended October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	602,509	$9,832,493	977,368	$16,244,181
Shares issued in reinvestment
of distributions	6,287	108,648	1	14
	608,796	9,941,141	977,369	16,244,195
Shares redeemed	(130,233)	(1,967,408)[1]	(11,450)	(199,803)[1]
Net increase	478,563	$7,973,733	965,919	$16,044,392

[1] Net of redemption fees of $3,337 for the six months ended April 30, 2008, and $252 for the year ended October 31, 2007.

Class Y
	Six months ended		July 25, 2007
	April 30, 2008 (Unaudited)		(inception of class) through October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	957,612	$16,192,678	53,808	$945,105
Shares issued in reinvestment
of distributions	837	14,363	–	–
	958,449	16,207,041	53,808	945,105
Shares redeemed	(18,133)	(285,198)[1]	–	–
Net increase	940,316	$15,921,843	53,808	$945,105

[1] Net of redemption fees of $852 for the six months ended April 30, 2008.

DAVIS GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,096 during the six months ended April 30, 2008.

Note 7 – BANK BARROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the period ended April 30, 2008.

NOTE 8 – ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in the Fund amounted to $840,000 or 0.80% of the Fund’s net assets as of April 30, 2008.

				Valuation per
	Acquisition		Cost per	Share as of
Security	Date	Shares	Share	April 30, 2008

Oaktree Capital Group LLC, Class A	9/14/07	30,000	$34.55	$28.00

DAVIS GLOBAL FUND

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended 4/30/2008[7]	18.70	0.01 [5]	(3.12)	(3.11)
Year ended 10/31/2007	13.70	0.05 [5]	5.23	5.28
Year ended 10/31/2006	10.83	0.05	2.95	3.00
Period from 12/22/2004[4] to 10/31/2005	10.00	0.10	0.75	0.85
Davis Global Fund Class B:
Six months ended 4/30/2008[7]	18.52	(0.07)[5]	(3.09)	(3.16)
Year ended 10/31/2007	13.57	(0.13)[5]	5.22	5.09
Year ended 10/31/2006	10.76	(0.09)	2.93	2.84
Period from 12/22/2004[4] to 10/31/2005	10.00	0.03	0.73	0.76
Davis Global Fund Class C:
Six months ended 4/30/2008[7]	18.52	(0.07)[5]	(3.09)	(3.16)
Year ended 10/31/2007	13.58	(0.11)[5]	5.19	5.08
Year ended 10/31/2006	10.75	(0.08)	2.94	2.86
Period from 12/22/2004[4] to 10/31/2005	10.00	0.03	0.72	0.75
Davis Global Fund Class Y:
Six months ended 4/30/2008[7]	18.71	0.02 [5]	(3.11)	(3.09)
Period from 07/25/2007[4] to 10/31/2007	17.20	0.00	1.51	1.51

	Six months ended	Year ended October 31,
	April 30, 2008	2007	2006	2005
Portfolio Turnover[2]
(for all classes of shares)	2%	10%	10%	0%

1   Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2   The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3   The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

4   Inception date of class.

5   Per share calculations were based on average shares outstanding for the period.

6   Annualized.

7   Unaudited.

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[3]

$(0.08)	$(0.10)	$–	$–	$–	$(0.18)	$15.41	(16.72)%	$60,957	1.31%[6]		1.30%[6]		0.10%[6]
(0.22)	(0.06)	–	–	–	(0.28)	18.70	39.13	55,104	1.48		1.30		0.32
(0.13)	–	–	–	–	(0.13)	13.70	27.96	16,716	1.24		1.24		0.43
(0.02)	–	–	–	–	(0.02)	10.83	8.47	10,837	1.65	[6]	1.30	[6]	1.26 [6]

–	(0.10)	–	–	–	(0.10)	15.26	(17.12)	6,422	2.32	[6]	2.30	[6]	(0.90)[6]
(0.08)	(0.06)	–	–	–	(0.14)	18.52	37.80	5,676	2.73		2.30		(0.68)
(0.03)	–	–	–	–	(0.03)	13.57	26.41	1	12.99		2.30		(0.63)
–	–	–	–	–	–	10.76	7.60	1	2.65	[6]	2.30	[6]	0.26 [6]

–	(0.10)	–	–	–	(0.10)	15.26	(17.12)	22,040	2.25	[6]	2.25	[6]	(0.85)[6]
(0.08)	(0.06)	–	–	–	(0.14)	18.52	37.70	17,890	2.56		2.30		(0.68)
(0.03)	–	–	–	–	(0.03)	13.58	26.62	1	13.31		2.30		(0.63)
–	–	–	–	–	–	10.75	7.50	1	2.65	[6]	2.30	[6]	0.26 [6]

(0.13)	(0.10)	–	–	–	(0.23)	15.39	(16.64)	15,301	1.10	[6]	1.05	[6]	0.35 [6]
–	–	–	–	–	–	18.71	8.78	1,007	3.64	[6]	1.05	[6]	0.13 [6]

See Notes to Financial Statements

DAVIS GLOBAL FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material, and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis Global Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family has contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of Davis Global Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for Davis Global Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

DAVIS GLOBAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Global Fund had begun operations on December 22, 2004, and was first made available to the public on January 1, 2007. This represents a fairly short time period over which to evaluate performance.

The Independent Directors noted that Davis Global Fund had out-performed its benchmark, the Morgan Stanley Capital International World Index, over the one and three year time periods and exceeded the average performance of its peer group as determined by an independent service provider over the one and three year time periods.

The Independent Directors considered the management fee and the total expense ratio for Davis Global Fund, noting that the fees and expenses were reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2009.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis Global Fund was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT); former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS GLOBAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser. Mr. Eich serves on the board of governors of the Investment Company Institute and on the board of directors of ICI Mutual.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS GLOBAL FUND

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Global Fund including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

Table of Contents

Management’s Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Notes to Financial Statements	15

Financial Highlights	21

Fund Information	24

Director Approval of Advisory Agreements	25

Directors and Officers	28

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis

Davis International Fund’s Class A shares delivered a negative return on net asset value of 17.07% for the six-month period ended April 30, 20081. Over the same time period, the Morgan Stanley Capital International Europe, Australia, Asia and Far East Index (EAFE)2 (“Index”), declined 9.21%. The economic sector3 within the Index that turned in the strongest performance over the six-month period was energy. The economic sectors that turned in the weakest performance over the six-month period were consumer discretionary, telecommunication services, and information technology.

Key Contributors to Performance

While the Index’s financial economic sector turned in a negative performance overall, and the Fund’s financial companies, as a whole, detracted from performance (down 12% versus down 13% for the Index), three of the Fund’s top five contributors4 to performance were financial companies. Shinsei Bank5, Mitsui Fudosan, and Mitsubishi Estate all turned in positive performance.

While the materials economic sector of the Index was basically flat for the six-month period, Rio Tinto was the single largest contributor to the Fund’s performance.

Key Detractors from Performance

The weak performance of the Fund’s industrial companies (down 28% versus down 12% for the Index), along with a larger investment in this sector (22% versus 12% for the Index), caused industrial companies to be the largest detractors from the Fund’s performance. Harbin Power Equipment, Shanghai Electric, China Merchants Holdings, Cosco Pacific, and Toll Holdings were among the most important detractors from performance.

The Fund had more invested in financial companies than in any other economic sector (29% versus 27% for the Index) and this investment in a poorly performing sector resulted in financial companies being the second most important detractors from performance. Turkiye Garanti Bankasi, China Merchants Bank, and RHJ International were among the most important detractors from performance.

_________________________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis International Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Class A, B, and C shares of Davis International Fund have been registered with the Securities and Exchange Commission and, as of the date of this prospectus, in selected states where eligible investors are residents. Shares of Davis International Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

2

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

Management’s Discussion and Analysis – (Continued)

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis International Fund are: (1) foreign country risk, (2) foreign currency risk, (3) market risk, (4) company risk, (5) medium capitalization risk, (6) headline risk, (7) emerging market risk, and (8) selection risk. See the prospectus for a full description of each risk.

1       Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The total annualized operating expense ratio for Class A for the six months ended April 30, 2008 was 1.24%. The total annualized operating expense ratio may vary in future years. Below are the average annual total returns for the periods ended April 30, 2008.

	1-Year	Fund Inception (12/29/06)
Davis International Fund A - without sales charge	2.93%	8.69%
Davis International Fund A - with 4.75% sales charge	(1.94)%	4.80%
MSCI EAFE Index	(1.78)%	5.01%

Fund performance changes over time and current performance may be higher or lower than stated. Expense ratios and returns for other classes of shares will vary from the above expense ratio and returns. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

2       The Morgan Stanley Capital International EAFE Index is an unmanaged capitalization-weighted measure of stock markets from Europe, Australia, Asia, and Far East. It is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world. Index returns assume dividends reinvested net of withholding tax. Investments cannot be made directly in the Index.

3           The companies included in the Morgan Stanley Capital International Europe, Australia, Asia, and Far East Index (EAFE) are divided into ten economic sectors. One or more industry groups make up an economic sector.

4       A company’s or sector’s contribution to the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5       This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

Shares of the Davis International Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS INTERNATIONAL FUND

FUND OVERVIEW

At April 30, 2008 (Unaudited)

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	MSCI EAFE
Common Stock (Foreign)	89.71%	Transportation	12.31%	2.35%
Common Stock (U.S.)	2.90%	Food, Beverage & Tobacco	11.17%	5.39%
Stock Rights	0.03%	Banks	10.81%	14.44%
Short Term Investments	7.42%	Capital Goods	9.12%	8.89%
Other Assets & Liabilities	(0.06)%	Real Estate	8.50%	3.00%
	100.00%	Media	8.22%	1.64%
		Diversified Financials	7.63%	4.45%
		Insurance	5.97%	4.98%
		Telecommunication Services	5.90%	5.70%
		Materials	5.15%	11.06%
		Energy	4.60%	8.42%
		Other	3.67%	17.08%
		Automobiles & Components	2.74%	4.06%
		Consumer Durables & Apparel	2.16%	2.32%
		Health Care	2.05%	6.22%
			100.00%	100.00%

Country Diversification		Top 10 Holdings
(% of Long Term Portfolio)		(% of Fund’s Net Assets)

China	18.41%	China Merchants Bank Co., Ltd. – H	4.90%
Netherlands	11.10%	Tenaris S.A., ADR	4.26%
United Kingdom	9.30%	Kuehne & Nagel International AG,
Switzerland	9.24%	Registered	3.75%
Japan	8.12%	Heineken Holding NV	3.42%
Mexico	5.43%	America Movil SAB de C.V.,
Belgium	5.14%	Series L, ADR	3.37%
Germany	4.61%	China Merchants Holdings
Argentina	4.60%	International Co., Ltd.	3.12%
France	3.87%	Power Corp. of Canada	3.05%
Canada	3.66%	Koninklijke (Royal) Philips
United States	3.13%	Electronics NV, NY Shares	2.90%
Hong Kong	2.18%	Groupe Bruxelles Lambert S.A.	2.67%
Turkey	1.95%	Lindt & Spruengli AG	2.52%
Australia	1.66%
Brazil	1.61%
Finland	1.46%
Austria	1.44%
South Korea	1.23%
Taiwan	1.03%
Ireland	0.83%
	100.00%

4

DAVIS INTERNATIONAL FUND

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/07)	(04/30/08)	(11/01/07-04/30/08)
Class A
Actual	$1,000.00	$829.27	$5.64
Hypothetical	$1,000.00	$1,018.70	$6.22
Class B
Actual	$1,000.00	$825.11	$10.44
Hypothetical	$1,000.00	$1,013.43	$11.51
Class C
Actual	$1,000.00	$824.50	$10.43
Hypothetical	$1,000.00	$1,013.43	$11.51

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). See page 6 for a description of the “Expense Example.” The annualized expense ratios for the six-month period ended April 30, 2008 are as follows:

Annualized Expense Ratio**

Class A	1.24%
Class B	2.30%
Class C	2.30%

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5

DAVIS INTERNATIONAL FUND

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 11/01/07 to 04/30/08.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15 charged on retirement plan accounts is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15 charged on retirement plan accounts is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (92.61%)
Consumer Discretionary – (12.16%)
Automobiles & Components – (2.54%)
4,000	Daimler AG, Registered (Germany)	$311,853
840	Porsche AG (Germany)	155,374

		467,227

Consumer Durables & Apparel – (2.00%)
5,900	Hunter Douglas NV (Netherlands)	368,502

Media – (7.62%)
12,400	Grupo Televisa S.A., ADR (Mexico)	306,032
4,300	Lagardere S.C.A. (France)	310,131
7,300	Liberty Global, Inc., Series C *	242,506
22,500	Virgin Media Inc.	290,363
20,600	WPP Group PLC (United Kingdom)	253,331

		1,402,363

	Total Consumer Discretionary	2,238,092

Consumer Staples – (10.34%)
Food, Beverage & Tobacco – (10.34%)
9,595	Diageo PLC (United Kingdom)	197,073
12,200	Heineken Holding NV (Netherlands)	628,640
52	Japan Tobacco Inc. (Japan)	253,037
150	Lindt & Spruengli AG (Switzerland)	463,253
10,800	Unilever NV, NY Shares (Netherlands)	362,232

		1,904,235

	Total Consumer Staples	1,904,235

Energy – (4.26%)
14,800	Tenaris S.A., ADR (Argentina)	784,548

	Total Energy	784,548

Financials – (30.45%)
Banks – (10.01%)
	Commercial Banks – (10.01%)
397,000	China CITIC Bank - H * (China)	262,861
215,500	China Merchants Bank Co., Ltd. - H (China)	901,471
3,300	Erste Bank der oesterreichischen Sparkassen AG (Austria)	245,788
22,700	Shinsei Bank, Ltd. (Japan)	99,982
61,900	Turkiye Garanti Bankasi A.S. (Turkey)	332,535

		1,842,637

7

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock – (Continued)
Financials – (Continued)
Diversified Financials – (7.03%)
	Capital Markets – (0.64%)
3,500	UBS AG, Registered (Switzerland)	$118,226

	Diversified Financial Services – (6.39%)
3,850	Groupe Bruxelles Lambert S.A. (Belgium)	490,666
2,600	Pargesa Holdings S.A., Bearer Shares (Switzerland)	299,107
29,300	RHJ International * (Belgium)	386,592

		1,176,365

		1,294,591

Insurance – (5.53%)
	Life & Health Insurance – (3.05%)
16,000	Power Corp. of Canada (Canada)	561,136

	Property & Casualty Insurance – (2.48%)
7,800	Millea Holdings, Inc. (Japan)	330,798
13,000	NIPPONKOA Insurance Co., Ltd. (Japan)	126,643

		457,441

		1,018,577

Real Estate – (7.88%)
43,500	Brixton PLC (United Kingdom)	257,960
9,300	Derwent London PLC (United Kingdom)	247,597
69,000	Hang Lung Group Ltd. (Hong Kong)	371,422
10,000	Mitsubishi Estate Co., Ltd. (Japan)	290,426
11,200	Mitsui Fudosan Co., Ltd. (Japan)	282,195

		1,449,600

	Total Financials	5,605,405

Health Care – (1.90%)
Health Care Equipment & Services – (1.90%)
5,600	Essilor International S.A. (France)	349,328

	Total Health Care	349,328

Industrials – (20.35%)
Capital Goods – (8.45%)
192,000	Harbin Power Equipment Co. Ltd. - H (China)	326,687
14,200	Koninklijke (Royal) Philips Electronics NV, NY Shares (Netherlands)	533,352
670,000	Shanghai Electric Group Co. Ltd. - H (China)	376,561
2,700	Siemens AG, Registered (Germany)	318,597

		1,555,197

Commercial Services & Supplies – (0.49%)
47,100	Rentokil Initial PLC (United Kingdom)	89,903

8

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares	Security	Value (Note 1)
Common Stock – (Continued)
Industrials – (Continued)
Transportation – (11.41%)
24,700	Asciano Group (Australia)	$93,451
111,546	China Merchants Holdings International Co., Ltd. (China)	573,965
62,000	China Shipping Development Co. Ltd. - H (China)	208,042
108,000	Cosco Pacific Ltd. (China)	204,272
6,400	Kuehne & Nagel International AG, Registered (Switzerland)	689,321
5,200	Ryanair Holdings PLC, ADR * (Ireland)	140,920
25,360	Toll Holdings Ltd. (Australia)	189,742

		2,099,713

	Total Industrials	3,744,813

Information Technology – (1.36%)
Technology Hardware & Equipment – (1.36%)
8,300	Nokia Oyj, ADR (Finland)	249,581

	Total Information Technology	249,581

Materials – (4.77%)
6,900	BHP Billiton PLC (United Kingdom)	246,947
8,600	Companhia Vale do Rio Doce, ADR (Brazil)	273,824
2,500	Rio Tinto PLC (United Kingdom)	293,821
4,200	Sino-Forest Corp. * (Canada)	63,599

	Total Materials	878,191

Telecommunication Services – (5.47%)
10,700	America Movil SAB de C.V., Series L, ADR (Mexico)	620,172
6,900	Chunghwa Telecom Co., Ltd., ADR (Taiwan)	176,019
9,300	SK Telecom Co., Ltd., ADR (South Korea)	209,901

	Total Telecommunication Services	1,006,092

Utilities – (1.55%)
74,000	China Resources Power Holdings Co. Ltd. (China)	188,011
200,000	Guangdong Investment Ltd. (China)	98,035

	Total Utilities	286,046

	Total Common Stock – (identified cost $15,774,738)	17,046,331

9

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Shares/Principal	Security	Value (Note 1)
Stock Rights – (0.03%)
Financials – (0.03%)
Diversified Financial Services – (0.03%)
	Capital Markets – (0.03%)
3,500	UBS AG, Registered * (Switzerland)	$5,911

	Total Stock Rights – (identified cost $9,852)	5,911

Short Term Investments – (7.42%)
$396,000	ABN AMRO Inc. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $396,022
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 4.00%-6.75%, 06/12/09-01/01/38, total market value $403,920)	396,000
396,000	Banc of America Securities LLC Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $396,022
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $403,920)	396,000
343,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $343,019
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-15.00%, 04/15/17-05/01/38, total market value $349,860)	343,000
230,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	2.00%, 05/01/08, dated 04/30/08, repurchase value of $230,013
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-7.50%, 03/01/18-04/01/38, total market value $234,600)	230,000

	Total Short Term Investments – (identified cost $1,365,000)	1,365,000

10

DAVIS INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

April 30, 2008 (Unaudited)

Total Investments - (100.06%) – (identified cost $17,149,590) (a)	$18,417,242
Liabilities Less Other Assets - (0.06%)	(11,330)

Net Assets - (100.00%)	$18,405,912

*	Non-Income producing security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $17,193,852. At April 30, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$2,602,188
Unrealized depreciation	(1,378,798)

Net unrealized appreciation	$1,223,390

See Notes to Financial Statements

11

DAVIS INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments) (identified cost $17,149,590)	$18,417,242
Cash	1,312
Receivables:
Dividends and interest	22,194
Prepaid expenses	449
Due from adviser	152
Total assets	18,441,349
LIABILITIES:
Accrued custodian fees	5,500
Accrued audit fees	9,600
Accrued management fees	11,524
Other accrued expenses	8,813
Total liabilities	35,437
NET ASSETS	$18,405,912

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$83,058
Additional paid-in capital	17,312,367
Undistributed net investment loss	(20,573)
Accumulated net realized loss from investments and foreign currency transactions	(237,376)
Net unrealized appreciation on investments and foreign currency transactions	1,268,436
Net Assets	$18,405,912
CLASS A SHARES
Net assets	$18,400,400
Shares outstanding	1,660,653
Net asset value and redemption price per share	$11.08
Maximum offering price per share (100/95.25 of $11.08)*	$11.63
CLASS B SHARES
Net assets	$2,756
Shares outstanding	251
Net asset value, offering, and redemption price per share	$10.98
CLASS C SHARES
Net assets	$2,756
Shares outstanding	251
Net asset value, offering, and redemption price per share	$10.98

*On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

12

DAVIS INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008 (Unaudited)

Investment Income:
Income:
Dividends (net of foreign withholding taxes of $13,464)		$125,014
Interest		16,016
Total income		141,030

Expenses:
Management fees (Note 3)	$68,159
Custodian fees	19,657
Transfer agent fees:
Class A	414
Class B	71
Class C	71
Audit fees	9,600
Accounting fees (Note 3)	3,000
Legal fees	15
Reports to shareholders	1,350
Directors’ fees and expenses	121
Registration and filing fees	4,477
Miscellaneous	5,917
Payments under distribution plan (Note 4):
Class B	11
Class C	11
Total expenses		112,874
Expenses paid indirectly (Note 6)		(45)
Reimbursement of expenses by adviser (Note 3)		(133)
Net expenses		112,696
Net investment income		28,334

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investment transactions		(237,746)
Foreign currency transactions		504
Net decrease in unrealized appreciation on investments
and foreign currency transactions		(3,386,606)
Net realized and unrealized loss from investments and foreign currency		(3,623,848)
Net decrease in net assets resulting from operations		$(3,595,514)

See Notes to Financial Statements

13

DAVIS INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended April 30, 2008 (Unaudited)	December 29, 2006 (Commencement of operations) through October 31, 2007
Operations:
Net investment income	$28,334	$48,148
Net realized gain (loss) from investments and foreign currency
transactions	(237,242)	70,710
Net increase (decrease) in unrealized appreciation on investments
and foreign currency transactions	(3,386,606)	4,655,042
Net increase (decrease) in net assets resulting from operations	(3,595,514)	4,773,900

Dividends and Distributions to
Shareholders From:
Net investment income:
Class A	(92,080)	–
Realized gains from investment transactions:
Class A	(75,795)	–
Class B	(12)	–
Class C	(12)	–

Capital Share Transactions:
Net increase in assets resulting from capital share transactions (Note 5):
Class A	1,654,699	15,735,702
Class B	12	2,500
Class C	12	2,500

Total increase (decrease) in net assets	(2,108,690)	20,514,602

Net Assets:
Beginning of period	20,514,602	–
End of period*	$18,405,912	$20,514,602

*Including undistributed net investment income (loss) of	$(20,573)	$43,173

See Notes to Financial Statements

14

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on December 29, 2006. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class) and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’s distribution arrangement), liquidation and distributions. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Master Repurchase Agreements – The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

15

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Foreign Currency – The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Securities Transactions and Related Investment Income – Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Indemnification – Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

16

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

New Accounting Pronouncement – In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of April 30, 2008, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended April 30, 2008 were $970,120 and $299,261, respectively.

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended April 30, 2008 approximated 0.75% (annualized) of average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended April 30, 2008 amounted to $42. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended April 30, 2008 amounted to $3,000. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses (Class A shares, 1.30%; Class B shares, 2.30%; Class C shares, 2.30%). During the six months ended April 30, 2008, such reimbursements amounted to $66 and $67 for Class B and Class C, respectively. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

17

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended April 30, 2008, Davis Distributors, LLC, the Fund’s Underwriter (“Underwriter” or “Distributor”) received no commissions earned on sales of Class A shares of the Fund.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended April 30, 2008.

CLASS B SHARES

Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., (“FINRA”), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The FINRA rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Distribution Plan, plus interest, at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the six months ended April 30, 2008, Class B shares of the Fund made distribution fee payments of $11. There were no payments made for service fees.

There were no commission advances by the Distributor during the six months ended April 30, 2008, on the sale of Class B shares of the Fund.

The Distributor intends to seek payment from Class B shares of the Fund in the amount of $146 representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended April 30, 2008, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

18

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 4 – DISTRIBUTION AND UNDERWRITING FEES – (Continued)

CLASS C SHARES

Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1.00% if redeemed within one year of purchase.

The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the six months ended April 30, 2008, Class C shares of the Fund made distribution fee payments of $11. There were no payments made for service fees.

There were no commission advances by the Distributor on the sale of Class C shares of the Fund and the Distributor received no contingent deferred sales charges from Class C shares of the Fund during the six months ended April 30, 2008.

The Distributor intends to seek payment from Class C shares of the Fund in the amount of $146 representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor

NOTE 5 – CAPITAL STOCK

At April 30, 2008, there were 3,500,000,000 shares of capital stock ($0.05 par value per share) authorized, 175,000,000 of which are classified as Davis International Fund. Transactions in capital stock were as follows:

Class A
	Six months ended		December 29, 2006
	April 30, 2008		(Commencement of operations)
	(Unaudited)		through October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	125,892	$1,487,765	1,521,263	$15,735,702
Shares issued in reinvestment
of distributions	13,577	167,845	–	–
	139,469	1,655,610	1,521,263	15,735,702
Shares redeemed	(79)	(911)	–	–
Net increase	139,390	$1,654,699	1,521,263	$15,735,702

19

DAVIS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

April 30, 2008 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

Class B
	Six months ended		December 29, 2006
	April 30, 2008		(Commencement of operations)
	(Unaudited)		through October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	–	$–	250	$2,500
Shares issued in reinvestment
of distributions	1	12
	1	12	250	2,500
Shares redeemed	–	–	–	–
Net increase	1	$12	250	$2,500

Class C

	Six months ended		December 29, 2006
	April 30, 2008		(Commencement of operations)
	(Unaudited)		through October 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	–	$–	250	$2,500
Shares issued in reinvestment
of distributions	1	12	–	–
	1	12	250	2.500
Shares redeemed	–	–	–	–
Net increase	1	$12	250	$2,500

NOTE 6 – EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $45 during the six months ended April 30, 2008.

Note 7 – BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended April 30, 2008.

20

DAVIS INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout the period:

CLASS A

	Six months ended April 30, 2008 (Unaudited)	December 29, 2006 (Commencement of operations) through October 31, 2007

Net Asset Value, Beginning of Period	$13.48	$10.00

Income (Loss) from Investment Operations:
Net Investment Income	0.02	0.03
Net Realized and Unrealized Gains (Losses)	(2.31)	3.45
Total from Investment Operations	(2.29)	3.48

Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	–
Distributions from Realized Gains	(0.05)	–
Total Dividends and Distributions	(0.11)	–

Net Asset Value, End of Period	$11.08	$13.48

Total Return[1]	(17.07)%	34.80%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$18,400	$20,508
Ratio of Expenses to Average Net Assets:
Gross	1.24%*	1.35%*
Net[3]	1.24%*	1.30%*
Ratio of Net Investment Income to Average Net Assets	0.31%*	0.39%*
Portfolio Turnover Rate[2]	2%	4%

1   Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2   The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

21

DAVIS INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout the period:

CLASS B

	Six months ended April 30, 2008 (Unaudited)	December 29, 2006 (Commencement of operations) through October 31, 2007

Net Asset Value, Beginning of Period	$13.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.04)	(0.06)
Net Realized and Unrealized Gains (Losses)	(2.29)	3.42
Total from Investment Operations	(2.33)	3.36

Dividends and Distributions:
Distributions from Realized Gains	(0.05)	–

Net Asset Value, End of Period	$10.98	$13.36

Total Return[1]	(17.49)%	33.60%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$3	$3
Ratio of Expenses to Average Net Assets:
Gross	7.02%*	26.19%*
Net[3]	2.30%*	2.30%*
Ratio of Net Investment Loss to Average Net Assets	(0.75)%*	(0.61)%*
Portfolio Turnover Rate[2]	2%	4%

1   Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2   The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

22

DAVIS INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout the period:

CLASS C

	Six months ended April 30, 2008 (Unaudited)	December 29, 2006 (Commencement of operations) through October 31, 2007

Net Asset Value, Beginning of Period	$13.37	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.04)	(0.05)
Net Realized and Unrealized Gains (Losses)	(2.30)	3.42
Total from Investment Operations	(2.34)	3.37
Dividends and Distributions:
Distributions from Realized Gains	(0.05)	–

Net Asset Value, End of Period	$10.98	$13.37

Total Return[1]	(17.55)%	33.70%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$3	$3
Ratio of Expenses to Average Net Assets:
Gross	7.02%*	26.19%*
Net[3]	2.30%*	2.30%*
Ratio of Net Investment Loss to
Average Net Assets	(0.75)%*	(0.61)%*
Portfolio Turnover Rate[2]	2%	4%

1   Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

2   The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    The Net ratio of expenses to average net assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

*	Annualized.

See Notes to Financial Statements

23

DAVIS INTERNATIONAL FUND

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, and (ii) on the SEC’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

DAVIS INTERNATIONAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material, and their counsel provided guidance, prior to a separate contract review meeting held in March 2008 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interests of Davis International Fund and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether it:

1.	Achieves satisfactory investment results after all costs;
2.

Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family has contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

25

DAVIS INTERNATIONAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated an orientation in line with shareholders. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, its shareholder orientation, and integrity.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and breakpoints of Davis International Fund, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for Davis International Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee level reflects those potential economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

26

DAVIS INTERNATIONAL FUND

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis International Fund began operations on December 29, 2006, which is a very short time period over which to evaluate performance. As of the date of the board meeting Class A, B, and C shares of Davis International Fund have been registered with the Securities and Exchange Commission and in selected states where eligible investors are residents. Shares of Davis International Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, former directors, officers and employees of the Davis International Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares.

The Independent Directors noted that Davis International Fund had out-performed its benchmark, the Morgan Stanley Capital International Europe, Australia, Asia and Far East Index (“EAFE”), and exceeded the average performance of its peer group as determined by an independent service provider over the one year time period.

The Independent Directors considered the management fee and the total expense ratio for Davis International Fund, noting that the fees and expenses were reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider. The Independent Directors noted that the Adviser has capped expenses through March 1, 2009.

Approval of Advisory Arrangements

The Independent Directors concluded that Davis Advisors had provided Davis International Fund and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

The Independent Directors determined that the advisory fee for Davis International Fund was reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

27

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

28

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

29

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*  Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

30

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

OFFICERS

Christopher C. Davis (born 7/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Andrew A. Davis (born 6/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 8/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser. Mr. Eich serves on the board of governors of the Investment Company Institute and on the board of directors of ICI Mutual.

Douglas A. Haines (born 3/4/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice president and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 9/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 3/7/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 9/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Partner, Seyfarth Shaw LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

31

DAVIS INTERNATIONAL FUND

2949 East Elvira Road, Tucson, Arizona 85756

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request by calling 1-800-279-0279.

32

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 26, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: June 26, 2008